Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and Cash Equivalents	$ 2,227	$ 4,524
Accounts Receivable and Accrued Revenues	3,035	3,473
Income Tax Receivable	416	121
Inventories	4,030	4,312
Total Current Assets	9,708	12,430
Restricted Cash	211	209
Exploration and Evaluation Assets, Net	738	685
Property, Plant and Equipment, Net	37,250	36,499
Right-of-Use Assets, Net	1,680	1,845
Income Tax Receivable	25	25
Investments in Equity-Accounted Affiliates	366	365
Other Assets	318	342
Deferred Income Taxes	696	546
Goodwill	2,923	2,923
Total Assets	53,915	55,869
Current Liabilities
Accounts Payable and Accrued Liabilities	5,480	6,124
Income Tax Payable	88	1,211
Short-Term Borrowings	179	115
Lease Liabilities	299	308
Contingent Payments	164	263
Total Current Liabilities	6,210	8,021
Long-Term Debt	7,108	8,691
Lease Liabilities	2,359	2,528
Contingent Payments	0	156
Decommissioning Liabilities	4,155	3,559
Other Liabilities	1,183	1,042
Deferred Income Taxes	4,188	4,283
Total Liabilities	25,203	28,280
Shareholders’ Equity	28,698	27,576
Non-Controlling Interest	14	13
Total Liabilities and Equity	53,915	55,869
Commitments And Contingencies